Income Taxes (Details) - USD ($)	8 Months Ended		12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018	Jan. 31, 2018
Operating Loss Carryforwards [Line Items]
Current Federal Tax Expense (Benefit)	$ 0		$ (62,897,000)	$ 0	$ 0
Current State and Local Tax Expense (Benefit)	(56,000)		(615,000)	0	0
Deferred Tax Assets, Operating Loss Carryforwards	22,521,000		19,364,000
Deferred Tax Asset, Section 743 Adjustment	0		39,974,000
Deferred Tax Asset, Interest Carryforward	1,429,000		559,000
Deferred Tax Asset, State bonus depreciation	3,179,000		4,791,000
Deferred Tax Asset, Equity Compensation	0		2,316,000
Deferred Tax Assets, Inventory	0		5,793,000
Unrecognized Tax Benefits, Increase Resulting from Acquisition	0		(104,000)
Current:
Federal	(43,021,000)	$ 0	52,511,000	0	0
Current tax expense	56,000	1,600,000	(62,282,000)	0	0
Deferred:
Federal	(3,971,000)		3,931,000	0	0
Deferred State and Local Income Tax Expense (Benefit)	(4,662,000)		(2,150,000)	0	0
Deferred tax expense (benefit)	(8,633,000)		1,781,000	0	0
Income tax expense
Total income tax expense	(8,577,000)	0	(60,501,000)	0	0
Income before taxes
Income before income taxes	(50,019,000)		(49,557,000)	0	0
Deferred tax assets:
Goodwill, intangible assets, and assets held for sale	32,000		33,000
Deferred Tax Assets, in Process Research and Development	0		601,000
Deferred revenue	0		1,056,000
Property, equipment and software (Canada)	119,000		115,000
Deferred Tax Asset, Allowances	0		4,272,000
Unrealized gain/loss	89,000		29,000
Deferred Tax Asset, Lease Liability	0		138,850,000
Deferred Tax Assets, Other	0		2,000
Deferred Tax Assets, Net	27,375,000		221,967,000
Deferred Tax Assets, Valuation Allowance	(11,417,000)		(53,004,000)
Deferred Tax Assets, Net of Valuation Allowance	15,958,000		168,963,000
Deferred tax liabilities:
Property, equipment and software (U.S.)	0		(30,147,000)
Deferred Tax Liabilities, Goodwill and Intangible Assets	0		(16,678,000)
Deferred Tax Liabilities, Right-Of-Use Assets	0		(131,637,000)
Deferred Tax Liabilities, Prepaid Expenses	0		(2,620,000)
Deferred Tax Liabilities, Investments	(15,958,000)		0
Deferred Income Tax Liabilities, Net	0		(12,119,000)
Total deferred tax liabilities	(15,958,000)		(181,082,000)
Uncertain tax position	308,000		0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Liability for uncertain tax positions, beginning of year		$ 153,000	461,000	153,000
Addition: increases related to current year positions	308,000		0
Liability for uncertain tax positions, end of year	461,000		357,000		$ 153,000
Deferred Tax Liability Not Recognized, Events that Would Cause Temporary Difference to be Taxable, Undistributed Earnings of Domestic Subsidiary			$ 10,500,000
Tax Receivable Agreement, Percentage of Tax Benefit			40.00%
Deferred Tax Asset, Accrued Expenses	$ 6,000		$ 4,212,000
Deferred Tax Assets, Tax Credit Carryforwards			600,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			41,600,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount Charged To Continuing Operations			$ 100,000
Tax Cuts and Jobs Act, Transition Tax for Accumulated Foreign Earnings, Liability				200,000		$ 1,200,000
Increase (decrease) in Income Tax Expense (Benefit)				$ 1,200,000
Investor Shares purchased [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Stock Repurchased During Period, Shares			9,433,332
CARES Act, Income Tax Benefit
Current:
Current tax expense			$ 52,300,000
Tax Receivable Agreement
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Deferred Tax Liabilities, Deferred Expense			16,800,000
Domestic Tax Authority [Member]
Current:
Federal			76,200,000
State and Local Jurisdiction [Member]
Current:
Federal			51,200,000
UNITED STATES
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Effective Income Tax Reconciliation, Uncertain Tax Position			100,000
CANADA
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Liability for uncertain tax positions, beginning of year
Liability for uncertain tax positions, end of year			$ 200,000